Document and Entity Information	9 Months Ended
Dec. 31, 2018
Document And Entity Information
Registrant Name	GB SCIENCES INC
Registrant CIK	0001165320
SEC Form	S-1
Period End date	Dec. 31, 2018
Fiscal Year End	--03-31
Trading Symbol	gblx
Tax Identification Number (TIN)	593733133
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Ex Transition Period	false
Amendment Flag	false
Contained File Information, File Number	000-55462
Entity Incorporation, State Country Name	Delaware
Entity Address, Address Line One	3550 W. Teco Avenue
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	Nevada
Entity Address, Postal Zip Code	89118
City Area Code	866
Local Phone Number	721-0297